LMCG GLOBAL MULTICAP FUND
LMCG INTERNATIONAL SMALL CAP FUND (the “Funds”)

Supplement dated January 8, 2020 to the Prospectus
dated August 1, 2019, as supplemented

The Funds will no longer maintain a website and therefore all indications that information about the Funds being available at the Funds’ website, www.lmcgfunds.com, are hereby deleted.

* * *

For more information, please contact a Fund customer service representative toll free at
(877) 591-4667.

PLEASE RETAIN FOR FUTURE REFERENCE.

LMCG GLOBAL MULTICAP FUND
LMCG INTERNATIONAL SMALL CAP FUND (the “Funds”)

Supplement dated January 8, 2020 to the Statement of Additional Information (“SAI”)
dated August 1, 2019, as supplemented

The Funds will no longer maintain a website and therefore all indications that information about the Funds being available at the Funds’ website, www.lmcgfunds.com, are hereby deleted.

* * *

For more information, please contact a Fund customer service representative toll free at
(877) 591-4667.

PLEASE RETAIN FOR FUTURE REFERENCE.